Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	Columbia ETF Trust
Central Index Key	0001415845
Amendment Flag	false
Document Creation Date	Aug 1, 2012
Document Effective Date	Aug 1, 2012
Prospectus Date	Mar 1, 2012

SUPPLEMENT DATED AUGUST 1, 2012

TO THE PROSPECTUS

Columbia Large-Cap Growth Equity Strategy Fund

(the “ETF”)

This supplement updates the Prospectus of the ETF, dated March 1, 2012, as follows:

The section of the prospectus for the Fund entitled “Principal Investment Strategies” is revised by deleting the last sentence of the second paragraph and replacing the fourth paragraph with the following:

The ETF will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	cetf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 1, 2012

TO THE PROSPECTUS

Columbia Large-Cap Growth Equity Strategy Fund

(the “ETF”)

This supplement updates the Prospectus of the ETF, dated March 1, 2012, as follows:

The section of the prospectus for the Fund entitled “Principal Investment Strategies” is revised by deleting the last sentence of the second paragraph and replacing the fourth paragraph with the following:

The ETF will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

Columbia Large-Cap Growth Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 1, 2012

TO THE PROSPECTUS

Columbia Large-Cap Growth Equity Strategy Fund

(the “ETF”)

This supplement updates the Prospectus of the ETF, dated March 1, 2012, as follows:

The section of the prospectus for the Fund entitled “Principal Investment Strategies” is revised by deleting the last sentence of the second paragraph and replacing the fourth paragraph with the following:

The ETF will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 1, 2012